Operating Leases - Current and Non-current Lease Obligation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases
Total operating lease liabilities	¥ 807,086		¥ 748,875
Less: Current operating lease liabilities	250,995	$ 39,387	246,394
Long-term operating lease liabilities	¥ 556,091	$ 87,263	¥ 502,481